Intangable Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangable assets, net
	As of December 31, 2021
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
Software	$288,964	$(210,358)	$78,606
Copyright	847,181	(84,718)	762,463
Trademarks	21,256,665	(2,832,381)	18,424,284
Customer Relationship	1,044,928	(78,372)	966,556
Technology	51,783,276	(5,548,208)	46,235,068
Patents	54,610,445	(18,192,405)	36,418,040
	$129,831,459	$(26,946,440)	$102,885,017

	As of December 31, 2020
	Gross carrying value	Accumulated amortization and impairment	Net carrying value
Software	$195,560	$195,560	$-
Copyright	847,181	-	847,181
Trademarks	1,308,033	1,308,033	-
Patents	54,598,159	12,728,746	41,869,413
	$56,948,933	$14,232,339	$42,716,594

Schedule of future minimum amortization expenses of intangible assets
Year ending December 31,
2022	$14,985,735
2023	14,985,735
2024	14,985,735
2025	14,985,735
2026	14,985,735
Thereafter	27,956,342
$102,885,017